Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2022
Prospectus Date	rr_ProspectusDate	Jul. 31, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated October 31, 2022

to the Prospectus

dated July 31, 2022

* * * * * * * *

At a meeting held on October 28, 2022, Shareholders of the Philotimo Focused Growth and Income Fund (the “Fund”) approved a Distribution and Shareholder Services (12b-1) Plan (the “Plan”). The Plan imposes a fee of up to 0.25% of the Fund’s daily net assets to compensate the Fund’s distributor and financial intermediaries for certain marketing, distribution and shareholder servicing for the Fund. On the recommendation of the Fund’s investment adviser, Kanen Wealth Management, LLC (the “Adviser”), the Board of Trustees of World Funds Trust (the “Board”) has approved payments by the Fund under the Plan of 0.05% of the Fund’s average daily net assets until at least July 31, 2024. As the Fund’s marketing and distribution plan is more fully implemented, the Adviser may recommend to the Board a further increase in the amount (not to exceed 0.25%) to be paid under the Plan.

In consideration of Shareholder approval of the Plan, the table titled “Fees and Expenses of the Fund” in the Prospectus is amended and restated below.

Philotimo Focused Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect certain costs of preparing, printing and mailing the Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Shareholders’ Meeting. Without these costs, Other Expenses would have been 0.60%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

If you have questions or need assistance, please contact your financial advisor directly or the Fund toll-free at 1-800-673-0550.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-800-673-0550.

Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PHLOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,110

[1]	The Fund has adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund is authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution-related activities. The Board of Trustees has adopted a resolution to spend not more than 0.05% of the Fund’s daily net assets under the Rule 12b-1 Plan until, at the earliest, July 31, 2024.
[2]	Other Expenses have been restated to reflect certain costs of preparing, printing and mailing the Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Shareholders’ Meeting. Without these costs, Other Expenses would have been 0.60%.
[3]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2023 to ensure that total annual fund operating expenses after fee waivers and/or reimbursements (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) will not exceed 1.50% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.